Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 22, 2025	Jan. 23, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Long-term debt	$ 13,450,000			$ 10,700,000	$ 10,700,000
Interest rate risk
Financial risk management
Long-term debt	$ 13,450,000			$ 10,700,000	$ 10,700,000
Percent of long-term debt with fixed interest rate (as a percent)	69.10%			68.80%	68.80%
Percent of long-term debt with variable interest rate (as a percent)	30.90%			31.20%	31.20%
Interest rate risk | Variable interest rate
Financial risk management
Interest rate (as a percent)		7.2584%	10.4791%